SCHEDULE 1 BALANCE SHEETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 53,263	$ 71,336	$ 33,207	$ 42,872
Prepaid expenses and other current assets	3,972	4,288
TOTAL ASSETS	239,306	235,462
Investments in equity method investees	17,843	14,329
Acquired intangible assets, net	12,218	10,819
Total assets	335,943	322,188
Current liabilities:
Accrued expenses and other current liabilities	6,127	8,411
Total current liabilities	49,397	39,623
Payable for acquisition of intangible assets		603
Total liabilities	53,398	43,428
Equity:
Ordinary shares of par value $0.000001: 2,000,000,000 shares authorized 411,474,516 (2012: 408,985,092) shares issued and outstanding	1	1
Additional paid-in capital	18,882	20,202
Accumulated other comprehensive income	40,734	35,751
Retained earnings	222,959	222,835
Total equity	282,576	278,789
TOTAL LIABILITIES AND EQUITY	335,943	322,188
Parent Company [Member]
Current assets:
Cash and cash equivalents	688	1,255	1,882	1,068
Amounts due from subsidiary	15,343	14,544
Prepaid expenses and other current assets	54	191
TOTAL ASSETS	16,085	15,990
Investment in subsidiaries	398,324	392,493
Investments in equity method investees	14,987	11,478
Acquired intangible assets, net	621
Total assets	430,017	419,961
Current liabilities:
Accrued expenses and other current liabilities	1,228	1,902
Amounts due to subsidiaries	146,213	138,795
Total current liabilities	147,441	140,697
Payable for acquisition of intangible assets		475
Total liabilities	147,441	141,172
Equity:
Ordinary shares of par value $0.000001: 2,000,000,000 shares authorized 411,474,516 (2012: 408,985,092) shares issued and outstanding	1	1
Additional paid-in capital	18,882	20,202
Accumulated other comprehensive income	40,734	35,751
Retained earnings	222,959	222,835
Total equity	282,576	278,789
TOTAL LIABILITIES AND EQUITY	$ 430,017	$ 419,961